Related Party Transactions (Tables)	9 Months Ended
Mar. 31, 2023
Related party [Abstract]
Compensation Expense and Transactions with Related Parties	Compensation expense for key management personnel was as follows:

	Nine months ended	Year ended
	March 31, 2023	June 30, 2022
	$	$
Short-term employment benefits (1)	5,454	7,109
Long-term employment benefits	31	—
Termination benefit	489	308
Directors’ fees (2)	273	335
Share-based compensation (3)	8,886	11,026
Total management compensation (4)	15,133	18,778

(1)Includes meeting fees and committee chair fees.
(2)Share-based compensation represent the fair value of options granted and vested to key management personnel and directors of the Company under the Company’s share-based compensation plans (Note 20).
(3)As of March 31, 2023, $1.2 million is payable or accrued for key management compensation (June 30, 2022 - $1.6 million).
The following is a summary of the significant transactions with related parties:

	Nine months ended	Year ended
	March 31, 2023	June 30, 2022
	$	$
Production costs (1)	2,546	4,310

(1)Production costs incurred with (i) Capcium and its subsidiary Gelcan, a company where Aurora held significant influence; and (ii) Sterigenics Radiation Technologies (“Sterigenics”, formerly Iotron Industries Canada Inc.), was an associate of the Company’s joint venture company. Aurora does not have the authority or ability to exert power over either Capcium or Sterigenics’ financial and/or operating decisions (i.e. control). During the three months ended December 31, 2022 the Company paid $2.8 million to terminate the manufacturing agreement which was recognized in other gains (losses) on the consolidated statement of comprehensive loss. After the termination of the manufacturing agreement,Gelcan and Sterigenics are no longer related parties.

The following amounts were receivable from (payable to) related parties:

	March 31, 2023	June 30, 2022
	$	$
Production costs with investments in associates (1)	(79)	439

(1)Production costs incurred with (i) Gelcan Corporation. (“Gelcan”), a company that manufactures softgels; and (ii) Sterigenics Radiation Technologies (“Sterigenics”, formerly Iotron Industries Canada Inc.). Pursuant to a manufacturing agreement, the Company was contractually committed to purchase a minimum number of softgels each calendar year. During the three months ended December 31, 2022 the Company paid $2.8 million to terminate the manufacturing agreement which was recognized in other gains (losses) on the consolidated statement of comprehensive loss.After the termination of the manufacturing agreement,Gelcan and Sterigenics are no longer related parties.